UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, August 10,2006
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $76,443
List of Other Included Managers:
No. 13F File Number Name



Item 1  Name of Issuer
Item 2 Title of
Item 3
CUSIP N
Item 4
Item 5
a) Sole
b)
c) Item 7
Item 8
b)
c)

ERHC Energy
Common Stocks
26884J104
22
40,000
40000


40000



HYFLUX LTD
Common Stocks
Y3817K105
22
15,000
15000


15000



DEVON ENERGY CORP CALL
Convertible Bon
25179MAA1
194
160,000
160000


160000



NABORS INDUSTRIES
Common Stocks
G6359F103
209
6,190
6190


6190



TIME WARNER INC
Common Stocks
8.87E+08
213
12,300
12300


12300



ABBOTT LABS
Common Stocks
28424100
214
4906
4906
0
0
4906



NEW YORK COMMUNITY BANCOR
Common Stocks
6.49E+08
245
14,850
14850


14850



BP PLC ADR
Common Stocks
55622104
253
3,636
3636


3636



HALLIBURTON
Common Stocks
4.06E+08
278
3,745
3745


3745



CHEVRON CORP
Common Stocks
1.67E+08
293
4,725
4725


4725



GENERAL MILLS
Common Stocks
3.7E+08
341
6,600
6600


6600



PFIZER INC
Common Stocks
7.17E+08
421
17,925
17925


17925



AMERICAN ELECTRIC POWER
Common Stocks
25537101
539
15,724
15724


15724



BANK OF AMERICA CORP
Common Stocks
60505104
570
11,851
11851


11851



INTL BUSINESS MACHINES CO
Common Stocks
4.59E+08
735
9,567
9567


9567



ROCHE HOLDINGS LTD  ADR
Common Stocks
7.71E+08
829
10,050
10050


10050



VIACOM INC  CL B
Common Stocks
92553P201
1041
29,043
29043


29043



VERIZON COMMUNICATIONS IN
Common Stocks
92343V104
1094
32,661
32661


32661



TEXAS INSTRUMENTS INC
Common Stocks
8.83E+08
1352
44,650
44650


44650



NEW PLAN EXCEL REALTY TRU
Common Stocks
6.48E+08
1393
56,433
56433


56433



WAL-MART STORES INC
Common Stocks
9.31E+08
1412
29,307
29307


29307



INTEL CORP
Common Stocks
4.58E+08
1418
74,637
74637


74637



ANHEUSER-BUSCH, INC
Common Stocks
3.25E+08
1480
32,460
32460


32460



TARGET CORP
Common Stocks
########
1511
30,925
30925


30925



MICROSOFT CORP
Common Stocks
5.95E+08
1534
65,825
65825


65825



UBS AG ADR
Common Stocks
H8920M855
1585
14,445
14445


14445



CONOCOPHILLIPS
Common Stocks
20825C104
1598
24,385
24385


24385



FANNIE MAE
Common Stocks
3.14E+08
1606
33,380
33380


33380



MERCK & CO INC
Common Stocks
5.89E+08
1689
46,368
46368


46368



BERKSHIRE HATHAWAY CL B
Common Stocks
84670207
1728
568
568


568



AT&T, INC NEW
Common Stocks
00206R102
1753
62,852
62852


62852



ILLINOIS TOOL WORKS
Common Stocks
4.52E+08
1756
36,970
36970


36970



ROYAL DUTCH SHELL PLC  AD
Common Stocks
7.8E+08
1760
26,270
26270


26270



MEDTRONIC INC
Common Stocks
5.85E+08
1791
38,171
38171


38171



COCA-COLA CO
Common Stocks
1.91E+08
1842
42,827
42827


42827



HEWLETT-PACKARD CO
Common Stocks
4.28E+08
1849
58,356
58356


58356



ELI LILLY & CO
Common Stocks
5.32E+08
1899
34,360
34360


34360



WALGREEN CO
Common Stocks
9.31E+08
1905
42,485
42485


42485



KIMBERLY-CLARK CORP
Common Stocks
4.94E+08
1925
31,200
31200


31200



CBS Corp New Cl B
Common Stocks
1.25E+08
1949
72,058
72058


72058



CITIGROUP INC
Common Stocks
1.73E+08
2034
42,157
42157


42157



CINCINNATI FINANCIAL CORP
Common Stocks
1.72E+08
2061
43,832
43832


43832



T ROWE PRICE GROUP INC
Common Stocks
74144T108
2076
54,898
54898


54898



UNITED PARCEL SERVICE  CL
Common Stocks
9.11E+08
2080
25,270
25270


25270



FIFTH THIRD BANCORP
Common Stocks
3.17E+08
2132
57,968
57968


57968



ALTRIA GROUP INC
Common Stocks
02209S103
2368
32,246
32246


32246



UNITED TECHNOLOGIES CORP
Common Stocks
9.13E+08
2523
39,785
39785


39785



JOHNSON & JOHNSON
Common Stocks
4.78E+08
2921
48,751
48751


48751



PEPSICO INC
Common Stocks
7.13E+08
3029
50,451
50451


50451



GENERAL ELECTRIC
Common Stocks
3.7E+08
3501
106,213
106213


106213



EXXON MOBIL CORP
Common Stocks
30231G102
3655
59,575
59575


59575



PROCTER & GAMBLE CO
Common Stocks
7.43E+08
3816
68,634
68634


68634














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